Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Note 10 Leases
Change in Accounting Policy
In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases and subsequently amended the standard with several Accounting Standards Updates, collectively referred to as ASC 842. This standard replaces the previous lease accounting standard under ASC 840 - Leases and requires lessees to record a right-of-use (ROU) asset and lease liability for the majority of leases. U.S. Cellular adopted the provisions of ASC 842 on January 1, 2019, using a modified retrospective method. Under this method, U.S. Cellular elected to apply the new accounting standard only to the most recent period presented, recognizing the cumulative effect of the accounting change, if any, as an adjustment to the beginning balance of retained earnings. Accordingly, prior periods have not been recast to reflect the new accounting standard. The cumulative effect of applying the provisions of ASC 842 had no material impact on retained earnings.
U.S. Cellular elected transitional practical expedients for existing leases which eliminated the requirements to reassess existing lease classification, initial direct costs, and whether contracts contain leases. U.S. Cellular also elected the practical expedient related to land easements that allows it to carry forward the accounting treatment for pre-existing land easement agreements.
The cumulative effect of the adoption of ASC 842 on U.S. Cellular’s Consolidated Balance Sheet as of January 1, 2019 is presented below.

	December 31, 2018	ASC 842 Adjustment	January 1, 2019
(Dollars in millions)
Prepaid expenses	$63	$(13)	$50
Operating lease right-of-use assets	—	899	899
Other assets and deferred charges	579	(12)	567
Short-term operating lease liabilities	—	101	101
Other current liabilities	94	(8)	86
Long-term operating lease liabilities	—	878	878
Other deferred liabilities and credits	389	(97)	292

In connection with the adoption of ASC 842, U.S. Cellular recorded ROU assets and lease liabilities for its operating leases in its Consolidated Balance Sheet as of January 1, 2019. The amounts for ROU assets and lease liabilities initially were calculated as the discounted value of future lease payments. The difference between the ROU assets and the corresponding lease liabilities at January 1, 2019 as shown in the table above resulted from adjustments to ROU assets to account for various lease prepayments and straight-line expense recognition deferral balances which existed as of December 31, 2018. Finance leases are included in Property, plant and equipment and Long-term debt, net consistent with the presentation under prior accounting standards.
Lessee Agreements
A lease is generally present in a contract if the lessee controls the use of identified property, plant or equipment for a period of time in exchange for consideration. Nearly all of U.S. Cellular’s leases are classified as operating leases, although it does have a small number of finance leases. U.S. Cellular’s most significant leases are for land and tower spaces, network facilities, retail spaces, and offices.
U.S. Cellular has agreements with both lease and nonlease components, which are accounted for separately. As part of the present value calculation for the lease liabilities, U.S. Cellular uses an incremental borrowing rate as the rates implicit in the leases are not readily determinable. The incremental borrowing rates used for lease accounting are based on U.S. Cellular's unsecured rates, adjusted to approximate the rates at which U.S. Cellular would be required to borrow on a collateralized basis over a term similar to the recognized lease term. U.S. Cellular applies the incremental borrowing rates to lease components using a portfolio approach based upon the length of the lease term. The cost of nonlease components in U.S. Cellular’s lease portfolio (e.g., utilities and common area maintenance) are not typically predetermined at lease commencement and are expensed as incurred at their relative standalone price.
Variable lease expense occurs when, subsequent to the lease commencement, lease payments are made that were not originally included in the lease liability calculation. U.S. Cellular’s variable lease payments are primarily a result of leases with escalations that are tied to an index. The incremental changes due to the index changes are recorded as variable lease expense and are not included in the ROU assets or lease liabilities.
The identified lease term determines the periods to which expense is allocated and also has a significant impact on the ROU asset and lease liability calculations. Many of U.S. Cellular’s leases include renewal and early termination options. At lease commencement, the lease terms include options to extend the lease when U.S. Cellular is reasonably certain that it will exercise the options. The lease terms do not include early termination options unless U.S. Cellular is reasonably certain to exercise the options. Certain asset classes have similar lease characteristics; therefore, U.S. Cellular has applied the portfolio approach for lease term recognition for its tower space, retail, and certain ground lease asset classes.
The following table shows the components of lease cost included in the Consolidated Statement of Operations:

Year Ended December 31, 2019
(Dollars in millions)
Operating lease cost	$163
Financing lease cost:
Amortization of ROU assets	1
Variable lease cost	7
Total lease cost	$171

The following table shows supplemental cash flow information related to lease activities:

Year Ended December 31, 2019
(Dollars in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$156
Operating cash flows from finance leases	1
ROU assets obtained in exchange for lease obligations:
Operating leases	$125

The following table shows the classification of U.S. Cellular’s finance leases in its Consolidated Balance Sheet:

December 31, 2019
(Dollars in millions)
Finance Leases
Property, plant and equipment	$7
Less: Accumulated depreciation and amortization	4
Property, plant and equipment, net	$3
Current portion of long-term debt	1
Long-term debt, net	$3
Total finance lease liabilities	$4

The table below shows a weighted-average analysis for lease terms and discount rates for all leases:

December 31, 2019
Weighted Average Remaining Lease Term
Operating leases	13 years
Finance leases	25 years

Weighted Average Discount Rate
Operating leases	4.4
Finance leases	7.0

The maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases
(Dollars in millions)
2020	$144	$1
2021	145	—
2022	129	—
2023	112	1
2024	95	1
Thereafter	712	11
Total lease payments[1]	$1,337	$14
Less: Imputed interest	367	10
Present value of lease liabilities	$970	$4

[1]	Lease payments exclude $27 million of legally binding lease payments for leases signed but not yet commenced.
Lessor Agreements
U.S. Cellular's most significant lessor leases are for tower space. All of U.S. Cellular’s lessor leases are classified as operating leases. A lease is generally present in a contract if the lessee controls the use of identified property, plant, or equipment for a period of time in exchange for consideration. U.S. Cellular’s lessor agreements with lease and nonlease components are generally accounted for separately.
The identified lease term determines the periods to which revenue is allocated over the term of the lease. Many of U.S. Cellular’s leases include renewal and early termination options. At lease commencement, lease terms include options to extend the lease when U.S. Cellular is reasonably certain that lessees will exercise the options. Lease terms would not include periods after the date of a termination option that lessees are reasonably certain to exercise.
Variable lease income occurs when, subsequent to the lease commencement, lease payments are received that were not originally included in the lease receivable calculation. U.S. Cellular’s variable lease income is primarily a result of leases with escalations that are tied to an index. The incremental increases due to the index changes are recorded as variable lease income.
The following table shows the components of lease income which are included in Service revenues in the Consolidated Statement of Operations:

Year Ended December 31, 2019
(Dollars in millions)
Operating lease income[1]	$74

[1]
During the third quarter of 2019, U.S. Cellular recorded an out-of-period adjustment attributable to 2009 through the second quarter of 2019 due to errors in the timing of recognition of revenue for certain tower leases. This out-of-period adjustment had the impact of increasing operating lease income by $5 million for the year ended December 31, 2019. U.S. Cellular determined that this adjustment was not material to any of the periods impacted.

The maturities of expected lease payments to be received are as follows:

Operating Leases
(Dollars in millions)
2020	$60
2021	55
2022	42
2023	30
2024	15
Thereafter	3
Total future lease maturities	$205

Disclosures under ASC 840
As of December 31, 2018, future minimum rental payments required under operating leases and rental receipts expected under operating leases that had noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2019	$154	58
2020	143	47
2021	128	34
2022	112	22
2023	97	10
Thereafter	769	3
Total	$1,403	174

Rent expense totaled $173 million and $166 million in 2018 and 2017, respectively.